INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
SCHEDULE OF VALUATION ALLOWANCE

A reconciliation of the Company’s effective tax rate to statutory rates for the years ended December 31, 2022, and 2021, is as follows:

	Year Ended December 31,
	2022	2021
Pre- tax loss	$(984,790)	$(236,871)
U.S. federal corporate income tax rate	21%	21%
Expected U.S. income tax credit	(206,806)	(49,743)
Permanent changes	22,187	908
Change in valuation	184,620	48,834
Tax expense	$-	$-

SCHEDULE OF DEFERRED TAX ASSETS	The Company had deferred tax assets as follows:
	Year Ended December 31,
	2022	2021
Tax loss carryforward	$2,741,675)	$2,557,055
Valuation allowance	(2,741,675)	(2,557,055)
Net deferred tax assets	$-	$-